INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2022
INCOME TAX
Schedule of loss before provision for income taxes

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Outside China areas	¥(10,160,525)	¥4,011,449	¥113,741,972	$16,982,188
China	(9,679,757)	(30,402,528)	(20,066,451)	(2,996,011)
Total	¥(19,840,282)	¥(26,391,079)	¥93,675,521	$13,986,177

Schedule of deferred tax liabilities, net

Deferred tax assets and (liabilities) net is composed of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for credit losses	¥2,137,968	¥1,781,573	$265,997
Impairment for inventory	160,791	59,913	8,945
Net operating loss carryforwards	15,741,037	16,511,047	2,465,175
Subtotal	18,039,796	18,352,533	2,740,117
Less: Valuation allowance	(17,427,464)	(17,193,874)	(2,567,124)
Total deferred tax assets	612,332	1,158,659	172,993
Deferred tax liabilities:
Accelerated amortization of intangible assets	(92,032)	(119,271)	(17,808)
Gain on the previously held equity method investment	(146,888)	(146,888)	(21,931)
Recognition of customer relationship arising from business combinations	(997,500)	(892,500)	(133,254)
Total deferred tax liabilities	(1,236,420)	(1,158,659)	(172,993)
Deferred tax liabilities, net	¥(624,088)	¥—	$—

Summary of NOL expiration

The NOL will expire over the next five years as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2023	¥13,146,922	$1,962,895
2024	10,484,902	1,565,443
2025	19,617,124	2,928,925
2026	32,533,742	4,857,434
2027	18,769,899	2,802,430
Total	¥94,552,589	$14,117,127

Schedule of reconciliation of income tax expense

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Income tax (benefits) expenses calculated at PRC statutory rates	¥(4,960,454)	¥(6,597,770)	¥23,418,880	$3,496,544
Nondeductible expenses and others	232,213	338,058	263,655	39,365
Effect of tax rate differential	2,008,824	626,245	(24,061,020)	(3,592,418)
Benefit of revenue exempted from enterprise income tax	(266,548)	(57,250)	(1,799)	(269)
Change in valuation allowances	3,268,287	5,264,804	(233,590)	(34,876)
Tax refund	—	(98,338)	—	—
Income tax expenses (benefit)	¥282,322	¥(524,251)	¥(613,874)	$(91,654)

Schedule of company's income tax expense

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥282,322	¥(98,338)	¥10,214	$1,525
Deferred income tax benefit	—	(425,913)	(624,088)	(93,179)
Income tax expenses (benefit)	¥282,322	¥(524,251)	¥(613,874)	$(91,654)